UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8340

 NAME OF REGISTRANT:                     South Asia Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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

South Asia Portfolio
--------------------------------------------------------------------------------------------------------------------------
 SIFY LIMITED                                                                                Agenda Number:  932244142
--------------------------------------------------------------------------------------------------------------------------
        Security:  82655M107
    Meeting Type:  Annual
    Meeting Date:  10-Dec-2004
          Ticker:  SIFY
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     APPROVAL OF THE ADOPTION OF THE AUDITED BALANCE           Mgmt          No vote
       SHEET, AS OF MARCH 31, 2004, AND THE PROFIT
       AND LOSS ACCOUNT, THE AUDITORS REPORT AND THE
       DIRECTORS  REPORT FOR THE YEAR ENDED MARCH
       31, 2004.

O2     APPROVAL TO RE-APPOINT DR. T H CHOWDARY AS A              Mgmt          No vote
       DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

O3     APPROVAL TO RE-APPOINT MR. SANDEEP REDDY AS               Mgmt          No vote
       A DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

O4     APPROVAL TO RE-APPOINT M/S BSR & CO., (FORMERLY,          Mgmt          No vote
       M/S BHARAT S. RAUT & CO.,) CHARTERED ACCOUNTANTS,
       FOR A FURTHER PERIOD OF ONE (1) YEAR, TILL
       THE CONCLUSION OF NEXT ANNUAL GENERAL MEETING,
       AT A FEE TO BE DETERMINED BY THE BOARD OF DIRECTORS.

S5     APPROVAL TO APPOINT MR. SRINIVASA C. RAJU AS              Mgmt          No vote
       A DIRECTOR, AS SET FORTH IN THE COMPANY S NOTICE
       OF MEETING.

S6     APPROVAL TO APPOINT MR. B RAMA RAJU AS A DIRECTOR,        Mgmt          No vote
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING.

S7     APPROVAL OF THE AMENDMENTS TO THE ARTICLES OF             Mgmt          No vote
       ASSOCIATION, AS SET FORTH IN THE COMPANY S
       NOTICE OF MEETING.

S8     APPROVAL OF THE SPONSORING OF AN ADS ISSUE,               Mgmt          No vote
       AS SET FORTH IN THE COMPANY S NOTICE OF MEETING.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         South Asia Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/25/2006